August 17, 2006

Via EDGAR

H. Roger Schwall

Mellissa Campbell Duru

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F. Street, NE

Mail Stop 7010

Washington, D.C. 20549-7010

Re: Continental Resources, Inc.—Registration Statement on Form S-1 (File No. 333-132257)

Dear Mr. Schwall and Ms. Duru:

On the date hereof, Continental Resources, Inc. (the “Company”) filed Amendment No. 3 to its Registration Statement on Form S-1 (File No. 333-132257) (“Amendment No. 3”). The primary purpose of the filing of Amendment No. 3 was to include financial information with respect to the Company as of and for the six months ended June 30, 2006. In addition, the Company has updated certain other disclosure in Amendment No. 3 to reflect recent developments in its business and operations.

The Company has also provided herewith supplemental information to support the statement on page 57 of Amendment No. 3 that the Company ranked third among all oil companies in terms of gross operated crude oil production within certain Rocky Mountain states.

The Staff previously requested that the Company notify the Staff of all equity-related transactions prior to the effectiveness of the Registration Statement. On August 3, 2006, the Company granted an aggregate of 1,750 shares (19,250 shares after giving effect to the 11 for 1 stock split that the Company plans to effect in connection with the consummation of the offering) of restricted stock to three employees. Such shares were granted pursuant to the Company’s 2005 Long-Term Incentive Plan and will vest ratably over a period of three years.

Five courtesy copies of Amendment No. 3 (marked against Amendment No. 2 to the Registration Statement) will be sent to Ms. Duru by overnight mail for your convenience. In addition, the Company acknowledges that it is required to include information regarding the number of shares to be sold in the offering and the anticipated price range in a pre-effective amendment to the Registration Statement. The Company anticipates including such information in the next amendment to the Registration Statement and also anticipates printing and distributing the preliminary prospectus included in such amendment to the Registration Statement at the time of filing.

Please direct any questions that you have with respect to the foregoing or with respect to Amendment No. 3 to the undersigned at (580) 249-4538 or to Kathryn Still at (713) 758-4828.

Very truly yours,

/s/ Mark E. Monroe Mark E. Monroe
President and Chief Operating Officer

From: Wakefield, John [mailto:John.Wakefield@ihsenergy.com]

Sent: Monday, August 07, 2006 12:24 PM

Subject: Top Operators in 4 state Area

The excel file sent to you represents the current (as of 07/21/2006) crude oil production volumes summarized for the Top operators for the specified time period (10/2005 thru 03/2006) for the 4 state (ND, SD, WY, MT) area.

This volume information was collected directly from each states’ regulatory agency and the operator designations represent the most current operators on file as of the summarization date. Potentially the current operator of any entity could be different than the operator originally reporting the production if the property changed hands after the production was initially reported. We only carry current operators of record.

John Wakefield

Senior Program Analyst, IHS

Energy

5333 Westheimer, Suite 100

Houston, Tx 77056

Tel    +1 713 840 8282

Direct    +1 713 369 0293

Fax    +1 713 599 9108

john.wakefield@ihs.com

www.ihs.com or www.ihs.com/energy

Confidentiality Notice: The information in this e-mail may be confidential and / or privileged. This e-mail is intended to be reviewed by only the individual or organization named in the e-mail address. If you are not the intended recipient, you are hereby notified that any review, dissemination or copying of this e-mail and attachments, if any, or the information contained herein, is strictly prohibited.

OPERATOR NAME	Oct 2005 Oil BBls	Nov 2005 Oil BBls	Dec 2005 Oil BBls	Jan 2006 Oil BBls	Feb 2006 Oil BBls	Mar 2006 Oil BBls	6 months Total
BURLINGTON RESOURCES O&G CO LP	1,310,563	1,284,731	1,312,511	1,157,346	1,143,651	1,368,822	7,577,624
MARATHON OIL COMPANY	770,758	734,739	744,890	756,025	673,696	753,995	4,434,103
CONTINENTAL RESOURCES INCORPORATED	721,180	738,896	722,450	759,339	687,684	701,711	4,331,260
ENCORE OPERATING LIMITED PARTNERSHIP	606,412	595,988	616,814	608,000	555,864	617,405	3,600,483
NANCE PETROLEUM CORPORATION	472,949	470,889	470,513	466,870	439,535	488,874	2,809,630
MERIT ENERGY COMPANY	427,661	439,473	460,566	435,818	406,844	467,107	2,637,469
ENERPLUS RESOURCES (USA) CORPORATION	380,682	386,700	404,556	401,638	356,479	397,661	2,327,716
HOWELL PETROLEUM CORPORATION	379,657	372,294	356,024	381,869	338,834	385,372	2,214,050
HEADINGTON OIL COMPANY LIMITED PARTNER	356,460	331,446	340,167	330,173	286,592	316,177	1,961,015
WESTPORT OIL & GAS COMPANY LP	346,088	336,210	333,843	330,541	291,617	307,669	1,945,968
AMERADA HESS CORPORATION	288,503	274,734	279,035	269,438	244,976	276,154	1,632,840
CITATION OIL & GAS CORPORATION	246,588	231,029	238,491	244,678	216,538	240,112	1,417,436
WHITING OIL & GAS CORPORATION	163,261	155,084	157,693	156,611	138,920	156,033	927,602